Equity Compensation Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of stock option activity
	Shares	Weighted-Average Exercise Price per share	Weighted-Average Remaining Contractual Life (years)

Balance, January 1, 2021	3,257,410	$1.50	9.1
Options granted	0
Options exercised	(45,625)	1.50
Options converted	0
Options forfeited or expired	0
Balance, March 31, 2021	3,211,785	$1.50	9.1
Vested shares at March, 31, 2021	847,273	1.50	8.9

The following table summarizes the stock option activity for the years ended December 31, 2020 and 2019:

	Shares	Weighted- Average Exercise Price per share	Weighted-Average Remaining Contractual Life (years)

Balance, January 1, 2019	-	-	-
Options granted	590,000	$1.50	7.8
Balance, January 1, 2020	590,000	1.50	7.8
Options granted (1)	2,937,410	1.50	9.5
Options exercised	(270,000)	1.50	-
Options converted	-	-	-
Options forfeited or expired	-	-	-
Balance, December 31,2020 (1)	3,257,410	$1.50	9.1
Vested shares at December 31, 2020	196,208	1.50	8.9

(1)	Includes the 325,000 options exercisable at $1.50 which vest based upon performance criteria. The criteria was not met as of December 31, 2020 and, as such, the Company did not recognized any expense for such options through December 31, 2020.

Schedule of Valuation Assumptions

The Black-Scholes option pricing model and the following assumptions for 2020 issuances:

Risk-free interest rate	0.62 - 1.75%
Expected term	10 years
Expected volatility	78%
Expected dividends	0.00%
Grant date fair value of common stock	$1.50/share

In applying the Black-Scholes option pricing model, the Company used the following assumptions for 2020 and 2019 issuances:

	2020	2019
Risk-free interest rate	0.62 -1.75%	1.60% to 1.72%
Expected term	10 years	3.5 -5.75 years
Expected volatility	78%	77 - 79%
Expected dividends	0.00%	0.00%
Grant date fair value of common stock	$1.50/share	$1.50/share